Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 66,837	$ 51,623
Prepaid expenses and other current assets	764	1,253
Total current assets	67,601	52,876
Property and equipment, net	25	35
Deferred tax asset	1,599
Intangible assets, net	60,900	36,551
Goodwill	7,256	7,256
Other assets	150	612
Total assets	137,531	97,330
Current liabilities:
Accounts payable	1,089	2,792
Accrued liabilities	14,868	2,685
Total current liabilities	15,957	5,477
Long-term debt	18,434
Warrant liability	11,090
Supply agreement liability, noncurrent	25,078
Deferred tax liabilities		926
Total liabilities	70,559	6,403
Commitments and contingencies (Note 8)
Stockholders’ equity:
Deferred shares, $1.098 par value, 40,000 shares authorized, issued and outstanding at December 31, 2016 and December 31, 2015	44	44
Ordinary shares, $0.01 par value, 600,000,000 shares authorized at December 31, 2016 and December 31, 2015; 35,335,026 and 21,205,382 shares issued and outstanding at December 31, 2016 and December 31, 2015	353	212
Additional paid-in capital	195,975	170,910
Accumulated deficit	(129,400)	(80,803)
Non-controlling interest		564
Total stockholders’ equity	66,972	90,927
Total liabilities and stockholders’ equity	$ 137,531	$ 97,330